Cash and cash equivalents - Summary Of Cash Outflow Related To Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Cash Outflow Related To Leases [Abstract]
Within operating cash flows	¥ (5,054)	¥ (5,794)	¥ (6,528)
Within investing cash flows	(12)	(343)	(45)
Within financing cash flows	(21,960)	(21,613)	(20,670)
Total	¥ (27,026)	¥ (27,750)	¥ (27,243)